Provision for legal and administrative proceedings (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	R$ 24,528,974	R$ 21,351,995
Provision For Civil [Member]
IfrsStatementLineItems [Line Items]
Total	1,598,166	1,512,495
Civil Contingent Liability 1 [Member] | Provision For Civil [Member]
IfrsStatementLineItems [Line Items]
Total	165,408	140,934
Civil Contingent Liability 2 [Member] | Provision For Civil [Member]
IfrsStatementLineItems [Line Items]
Total	364,264	350,187
Civil Contingent Liability 3 [Member] | Provision For Civil [Member]
IfrsStatementLineItems [Line Items]
Total	537,630	480,094
Civil Contingent Liability 4 [Member] | Provision For Civil [Member]
IfrsStatementLineItems [Line Items]
Total	298,216	260,431
Civil Contingent Liability 5 [Member] | Provision For Civil [Member]
IfrsStatementLineItems [Line Items]
Total	84,926	119,669
Other contingent liabilities [member] | Provision For Civil [Member]
IfrsStatementLineItems [Line Items]
Total	R$ 147,722	R$ 161,180